Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000222143_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(2.38%)
C000222143_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.67%)
C000101068_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				J.P. Morgan Emerging Markets Bond Index Global Diversified
C000101068_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000101068_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,118
C000101068_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,146
C000101068_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 12,289
C000101068_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 11,765
C000101068_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 13,534
C000101068_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 14,246
C000101068_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 13,990
C000101068_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 11,502
C000101068_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 12,778
C000101068_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,613	$ 13,613	$ 13,613	$ 13,613
C000101068_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.54%
C000101068_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.12%
C000101068_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			3.13%
C000222143_LG_ClassMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Emerging Markets Debt Local Currency Central Fund
C000222143_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,000
C000222143_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,974
C000222143_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,035
C000222143_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,250
C000222143_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,474	$ 10,474	$ 10,474	10,474
C000222143_LG_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		J.P. Morgan GBI-EM Global Diversified Index
C000222143_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,000
C000222143_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,959
C000222143_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,000
C000222143_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					8,832
C000222143_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 9,953	$ 9,953	9,953	$ 9,953
C000222143_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(2.42%)
C000222143_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	0.51%
C000101068_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Emerging Markets Debt Central Fund
C000101068_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000101068_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,226
C000101068_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,913
C000101068_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											13,223
C000101068_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										12,625
C000101068_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,948
C000101068_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								14,564
C000101068_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							14,580
C000101068_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,908
C000101068_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					14,316
C000101068_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,471	15,471	15,471	$ 15,471
C000101068_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Emerging Markets Aggregate USD Bond Linked 04/15/2019 Index
C000101068_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000101068_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,123
C000101068_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,155
C000101068_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											12,194
C000101068_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										11,632
C000101068_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									13,280
C000101068_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								14,146
C000101068_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							13,912
C000101068_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,791
C000101068_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					12,891
C000101068_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,740	13,740	13,740	$ 13,740
C000101068_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Emerging Markets Aggregate USD Bond 10% Country Capped Index
C000101068_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000101068_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,127
C000101068_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,157
C000101068_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 12,095
C000101068_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 11,768
C000101068_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 13,350
C000101068_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 14,223
C000101068_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 14,039
C000101068_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 11,848
C000101068_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 12,953
C000101068_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,806	$ 13,806	$ 13,806	$ 13,806
C000101068_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.07%
C000101068_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.09%
C000101068_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.46%
C000101068_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.59%
C000101068_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.68%
C000101068_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			3.23%
C000101068_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	6.59%
C000101068_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.67%
C000101068_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			3.28%